                            CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment filed with the Securities and Exchange Commission; and

     (2) The text of the most recent registration statement or amendment has been filed with the Securities and Exchange Commission electronically.